Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 01, 2015
Registrant Name	dei_EntityRegistrantName	USAA MUTUAL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000908695
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	mft
Prospectus Date	rr_ProspectusDate	Dec. 01, 2015
USAA Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Document Creation Date	dei_DocumentCreationDate	Dec. 14, 2015
Document Effective Date	dei_DocumentEffectiveDate	Dec. 14, 2015
Risk/Return	rr_RiskReturnHeading	USAA SHORT-TERM BOND FUND Fund Shares, Institutional Shares, and Adviser Shares SUPPLEMENT DATED DECEMBER 14, 2015 TO THE FUND'S PROSPECTUS DATED DECEMBER 1, 2015
Objective, Primary	rr_ObjectivePrimaryTextBlock

This Supplement updates certain information contained in the above-dated prospectus for the USAA Short-Term Bond Fund (the Fund). Please review this important information carefully.

The purpose of this Supplement is to revise the Fund’s average annual total returns.

Effective as of the date of this Supplement, the average annual total returns table found on page 6 of the Fund’s prospectus is hereby deleted in its entirety and replaced with the following:

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For Periods Ended December 31, 2014
Performance Table Closing	rr_PerformanceTableClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE. 98463-1215
USAA Short-Term Bond Fund | Fund Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.66%
5 Years	rr_AverageAnnualReturnYear05	2.78%
10 Years	rr_AverageAnnualReturnYear10	3.74%
Since Inception	rr_AverageAnnualReturnSinceInception	none
USAA Short-Term Bond Fund | Fund Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.90%
5 Years	rr_AverageAnnualReturnYear05	1.84%
10 Years	rr_AverageAnnualReturnYear10	2.48%
Since Inception	rr_AverageAnnualReturnSinceInception	none
USAA Short-Term Bond Fund | Fund Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.95%
5 Years	rr_AverageAnnualReturnYear05	1.78%
10 Years	rr_AverageAnnualReturnYear10	2.42%
Since Inception	rr_AverageAnnualReturnSinceInception	none
USAA Short-Term Bond Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2008
USAA Short-Term Bond Fund | Institutional Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.68%
5 Years	rr_AverageAnnualReturnYear05	2.94%
10 Years	rr_AverageAnnualReturnYear10	none
Since Inception	rr_AverageAnnualReturnSinceInception	3.86%
USAA Short-Term Bond Fund | Adviser Shares
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2010
USAA Short-Term Bond Fund | Adviser Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.46%
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	none
Since Inception	rr_AverageAnnualReturnSinceInception	2.03%
USAA Short-Term Bond Fund | Adviser Shares | Barclays 1-3 Government/Credit Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.77%
5 Years	rr_AverageAnnualReturnYear05	1.41%
10 Years	rr_AverageAnnualReturnYear10	2.85%
Since Inception	rr_AverageAnnualReturnSinceInception	2.09%	[1]
USAA Short-Term Bond Fund | Adviser Shares | Barclays 1-3 Year Credit Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.12%	[2]
5 Years	rr_AverageAnnualReturnYear05	2.42%	[2]
10 Years	rr_AverageAnnualReturnYear10	3.61%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.37%	[1],[2]
USAA Short-Term Bond Fund | Adviser Shares | Lipper Short Investment Grade Debt Funds Index (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.99%
5 Years	rr_AverageAnnualReturnYear05	2.33%
10 Years	rr_AverageAnnualReturnYear10	2.77%
Since Inception	rr_AverageAnnualReturnSinceInception	2.74%	[1]
[1]	The performance of the Barclays 1-3 Government/Credit Index, Barclays 1-3 Year Credit Index, and the Lipper Short Investment Grade Debt Funds Index is calculated from the end of the month, July 31, 2008, while the inception date of the Institutional Shares is August 1, 2008. There may be a slight variation in performance because of the difference. The average annual total returns for the Barclays 1-3 Government/Credit Index, Barclays 1-3 Year Credit Index, and Lipper Short Investment Grade Debt Funds Index from July 31, 2010, through December 31, 2014, were 1.06%, 2.04% and 1.82%, respectively. The performance of the Barclays 1-3 Government/Credit Index, Barclay 1-3 Year Credit Index, and Lipper Short Investment Grade Debt Funds Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation in performance because of the difference.
[2]	As of December 1, 2015, the Barclays 1-3 Year Credit Index replaces the Barclays 1-3 Government/Credit Index as the Fund's broad-based securities market index as it more closely represents the securities held in the Fund.